Leases (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Feb. 28, 2026	Dec. 31, 2025
Leases [Abstract]
2026	$ 1,148
2027	1,976
2028	1,818
2029	1,232
2030	477
After 2030	190
Total operating lease payments	6,841
Less: imputed interest	(401)
Present value of lease liabilities	$ 6,440	$ 611	$ 6,271